UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                    --------


                              120 Bloomingdale Road
                             White Plains, NY 10605
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


ROBECO-SAGE TRITON FUND, L.L.C.


Financial Statements (unaudited)

For the six-month period ended September 30, 2004

                                TABLE OF CONTENTS

Financial Statements (unaudited):

Schedules of Investments.......................................................1
Statement of Assets and Liabilities............................................4
Statement of Operations........................................................5
Statements of Changes in Members' Capital......................................6
Statement of Cash Flows........................................................7
Financial Highlights...........................................................8
Notes to Financial Statements..................................................9
Special Meeting of Members....................................................15



Beginning on the fiscal quarter ended December 31, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q will be available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (914) 948-0300; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                         Robeco-Sage Triton Fund, L.L.C.

                       Schedule of Investments (unaudited)

                               September 30, 2004


[PIE CHART OMITTED]


INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS


Long/Short Equity - 40.3%

Multi-Strategy Relative Value - 15.6%

Distressed - 11.7%

Equity Market Neutral - 10.1%

Event-Driven - 8.2%

Macro - 5.0%

Convertible Arbitrage - 4.4%

High-Yield Trading - 1.9%

Fixed Income Arbitrage - 1.8%

Credit Hedge - 1.0%


                                                                                                  % OF NET
PORTFOLIO FUND                                                    COST            VALUE            ASSETS           LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

LONG/SHORT EQUITY:
Alson Signature Fund Offshore Ltd .                           $ 1,110,000     $ 1,121,837            3.65%          Quarterly
Amici Fund International, Ltd.                                    860,000         979,944            3.18%          Quarterly
Beacon International Fund, Ltd.                                   660,000         719,817            2.34%          Quarterly
Cantillon World Ltd.                                              500,000         593,888            1.93%           Monthly
Clovis Capital Partners (Cayman) Ltd.                             660,000         742,484            2.41%           Monthly
Criterion Capital Partners Ltd.                                   400,000         368,331            1.20%          Quarterly
Elm Ridge Value Partners Offshore Fund, Inc.                    1,000,000       1,022,503            3.32%          Quarterly
FrontPoint Offshore Value Discovery Fund, L.P.                    860,000         938,190            3.05%          Quarterly
Green Coast Offshore Ltd.                                         960,000         926,270            3.01%          Quarterly
Highline Capital International Ltd.                               750,000         771,655            2.51%          Quarterly
Liberty Square Offshore Partners, Ltd.                            600,000         573,394            1.86%          Quarterly
Phinity Offshore Fund, Ltd.                                       610,000         621,629            2.02%          Quarterly
Rosehill Japan Fund                                             1,000,000         962,288            3.13%          Quarterly
Satellite FS Hedged Equity Fund, Ltd.                             600,000         593,308            1.93%          Quarterly
Stadia Capital Ltd.                                               800,000         816,574            2.65%          Quarterly
Welch Entrepreneurial Fund, Ltd.                                  660,000         638,272            2.07%          Quarterly
                                                           ------------------------------------------------
          TOTAL LONG/SHORT EQUITY                              12,030,000      12,390,384           40.26%
                                                           ------------------------------------------------

                         Robeco-Sage Triton Fund, L.L.C.

                 Schedule of Investments (continued) (unaudited)

                               September 30, 2004

                                                                                                  % OF NET
PORTFOLIO FUND                                                    COST            VALUE            ASSETS           LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

MULTI-STRATEGY RELATIVE VALUE:
AQR Absolute Return Offshore Fund (USD) II, Ltd.              $   660,000     $   656,224            2.13%          Quarterly
Black Diamond Europe, Ltd.                                        400,000         397,247            1.29%          Quarterly
Black River Global Multi-Strategy Leveraged Fund Ltd.             500,000         507,965            1.65%          Quarterly
Kensington Global Strategies Fund, Ltd.                           800,000         851,323            2.77%          Quarterly
Sagamore Hill Fund Ltd.                                           660,000         689,450            2.24%          Quarterly
Severn River Capital Fund, Ltd.                                   600,000         592,658            1.93%          Quarterly
Shepherd Investments International Ltd.                           660,000         707,625            2.30%          Quarterly
Tempo Fund, Ltd.                                                  400,000         409,226            1.33%          Quarterly
                                                           ------------------------------------------------
          TOTAL MULTI-STRATEGY RELATIVE VALUE                   4,680,000       4,811,718           15.64%
                                                           ------------------------------------------------
DISTRESSED:
Greywolf Capital Overseas Fund                                  1,000,000       1,089,436            3.54%          Quarterly
Highbridge/Zwirn Special Opportunities Fund, Ltd.                 810,000         886,563            2.88%         Bi-annually
Redwood Offshore Fund, Ltd.                                       660,000         876,188            2.85%         Bi-annually
Satellite Credit Opportunities Fund, Ltd.                         660,000         738,674            2.40%          Quarterly
                                                           ------------------------------------------------
          TOTAL DISTRESSED                                      3,130,000       3,590,861           11.67%
                                                           ------------------------------------------------
EQUITY MARKET NEUTRAL:
Glacis International Fund, Ltd.                                   200,000         190,560            0.62%          Quarterly
Numeric U.S. Fundamental Stat Arbitrage Offshore Fund II Ltd.     700,000         701,625            2.28%           Monthly
Numeric U.S. Market Neutral Offshore Fund Ltd.                    660,000         679,635            2.21%           Monthly
O'Connor Global Fundamental Long/Short Limited                    860,000         884,083            2.87%          Quarterly
RedSky Horizon Fund, Ltd.                                         660,000         639,251            2.08%          Quarterly
                                                           ------------------------------------------------
          TOTAL EQUITY MARKET NEUTRAL                           3,080,000       3,095,154           10.06%
                                                           ------------------------------------------------
EVENT DRIVEN:
Fir Tree International Value Fund, Ltd.                         1,010,000       1,059,775            3.44%           Annually
K Capital (US Dollar) Ltd.                                        660,000         680,227            2.21%          Quarterly
Perry Partners International, Inc.                                660,000         770,889            2.51%          Quarterly
                                                           ------------------------------------------------
          TOTAL EVENT DRIVEN                                    2,330,000       2,510,891            8.16%
                                                           ------------------------------------------------
MACRO:
LongChamp Global Investment Fund                                  350,000         371,920            1.21%           Monthly
The Grossman Global Macro Hedge Fund, Ltd.                        450,000         394,325            1.28%           Monthly
Wexford Offshore Spectrum Fund                                    660,000         752,658            2.45%          Quarterly
                                                           ------------------------------------------------
          TOTAL MACRO                                           1,460,000       1,518,903            4.94%
                                                           ------------------------------------------------
CONVERTIBLE ARBITRAGE:
Alta Partners Investment Grade, Ltd.                              667,788         667,654            2.17%          Quarterly
Aristeia International Ltd.                                       660,000         664,716            2.16%          Quarterly
                                                           ------------------------------------------------
          TOTAL CONVERTIBLE ARBITRAGE                           1,327,788       1,332,370            4.33%
                                                           ------------------------------------------------

                         Robeco-Sage Triton Fund, L.L.C.

                 Schedule of Investments (concluded) (unaudited)

                               September 30, 2004

                                                                                                  % OF NET
PORTFOLIO FUND                                                    COST            VALUE            ASSETS           LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

HIGH-YIELD TRADING:
Chatham Asset High Yield Offshore Fund, Ltd.                  $   550,000     $   572,028            1.86%          Quarterly
                                                           ------------------------------------------------
FIXED INCOME ARBITRAGE:
The Drake Absolute Return Fund, Ltd.                              500,000         567,432            1.84%          Quarterly
                                                           ------------------------------------------------
CREDIT HEDGE:
KBC Return Enhancement Fund                                       350,000         320,159            1.04%          Quarterly
                                                           ------------------------------------------------
          TOTAL PORTFOLIO FUNDS                               $29,437,788     $30,709,900           99.80%
                                                           ================================================


The aggregate cost of investments for tax purposes was $29,437,788. Net unrealized appreciation on investments for tax purposes was
$1,272,112 consisting of $1,559,959 of gross unrealized appreciation and $(287,847) of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 99.80% of Members' Capital, have been fair valued as described in
Note 2.B.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                 Statement of Assets and Liabilities (unaudited)

                               September 30, 2004

ASSETS
Investments in portfolio funds, at value (cost $29,437,788)                           $ 30,709,900
Cash                                                                                           498
Fund investments made in advance                                                           230,000
Due from investment manager                                                                114,696
                                                                                      ------------
               Total assets                                                             31,055,094
                                                                                      ------------

LIABILITIES
Management fees payable                                                                    114,426
Loan payable                                                                                70,000
Administration fees payable                                                                 50,000
Board of Manager's fees payable                                                             12,000
Other accrued expenses                                                                      38,580
                                                                                      ------------
               Total liabilities                                                           285,006
                                                                                      ------------

               NET ASSETS                                                             $ 30,770,088
                                                                                      ============

MEMBERS' CAPITAL
Net capital                                                                           $ 29,497,976
Net unrealized appreciation on investments in portfolio funds                            1,272,112
                                                                                      ------------
               Members' Capital                                                       $ 30,770,088
                                                                                      ============




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                       Statement of Operations (unaudited)

                For the six-month period ended September 30, 2004


Investment Income:
     Interest                                                        $    3,592
                                                                     -----------
                                                                          3,592
                                                                     -----------

Expenses:
     Management fee                                                     199,699
     Amortization of offering costs                                      58,000
     Administration fee                                                  25,000
     Professional fees                                                   17,500
     Board of Managers' fees                                              6,000
     Custodian fee                                                        1,329
     Other expenses                                                       7,235
                                                                     -----------
                   Total expenses                                       314,763
                                                                     -----------
                   Fund expenses reimbursed                             (88,201)
                                                                     -----------
Net Expenses                                                            226,562
                                                                     -----------
Net Investment Loss                                                    (222,970)
                                                                     -----------

Net Change in Unrealized Appreciation on
     Investments in Portfolio Funds                                      12,510
                                                                     -----------
Net Decrease in Members' Capital Derived
     from Investment Activities                                      $ (210,460)
                                                                     ===========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Robeco-Sage Triton Fund, L.L.C.

                                      Statements of Changes in Members' Capital

                    For the six-month period ended September 30, 2004 (unaudited) and the period
                       September 30, 2003 (commencement of operations) through March 31, 2004


                                                                                                For the period
                                                                           Six-month          September 30, 2003
                                                                         period ended          (commencement of
                                                                      September 30, 2004     operations) through
                                                                          (unaudited)           March 31, 2004
                                                                    --------------------   -----------------------
From Investment Activities:
       Net investment loss*                                              $   (222,970)           $   (211,628)
       Net loss on portfolio funds sold                                            --                 (14,129)
       Net change in unrealized appreciation on
             investments in portfolio funds                                    12,510               1,259,602
                                                                         ------------            ------------
                  Net increase (decrease) in Members' Capital
                     derived from investment activities                      (210,460)              1,033,845
                                                                         ------------            ------------

Members' Capital Transactions :
       Proceeds from the sales of Interests                                10,096,703              19,850,000
                                                                         ------------            ------------

Net Increase in Members' Capital                                            9,886,243              20,883,845
                                                                         ------------            ------------
Members' Capital at Beginning of Period                                    20,883,845                      --
                                                                         ------------            ------------
Members' Capital at End of Period                                        $ 30,770,088            $ 20,883,845
                                                                         ============            ============


* Investment income less net expenses.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                       Statement of Cash Flows (unaudited)

                For the six-month period ended September 30, 2004

CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                                                      $ (9,860,000)
Net investment loss                                                                   (222,970)
Adjustments to reconcile net investment loss to net
          cash used in operating activities:
                    Decrease in due from investment manager                            171,459
                    Decrease in deferred offering costs                                 58,000
                    Increase in receivable from portfolio fund                        (165,961)
                    Decrease in offering costs payable                                (116,000)
                    Decrease in organizational costs payable                          (197,000)
                    Increase in loan payable                                            70,000
                    Increase in administration fees payable                             25,000
                    Increase in investment manager fees payable                         36,412
                    Increase in Board of Managers' fees payable                          6,000
                    Decrease in other accrued expenses                                  (7,064)
                                                                                  ------------
Net cash used in operating activities                                              (10,202,124)
                                                                                  ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Sales of Interests                                                                  10,096,703
                                                                                  ------------
Net cash provided by Financing Activities                                           10,096,703
                                                                                  ------------

Net decrease in cash and cash equivalents                                             (105,421)
Cash and cash equivalents, beginning of period                                         105,919
                                                                                  ------------
Cash and cash equivalents, end of period                                          $        498
                                                                                  ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.

                              Financial Highlights


                                                                                          For the period
                                                                Six-month               September 30, 2003
                                                               period ended              (commencement of
                                                            September 30, 2004         operations) through
                                                               (unaudited)                March 31, 2004
                                                          -----------------------    -------------------------

Total Return (1)                                                  -0.87%                        2.50%

Net assets, end of period (000's)                               $ 30,770                     $ 20,884

Ratio to average net assets:
        Expenses, before waivers and
            reimbursements (2) (3)                                 2.37%                        5.29%
        Expenses, net of waivers and
            reimbursements (2) (3)                                 1.70%                        2.25%
        Net investment loss, before waivers and
            reimbursements (3)                                    -2.35%                       -5.29%
        Net investment loss, net of waivers and
            reimbursements (3)                                    -1.68%                       -2.25%

Portfolio turnover rate (4)                                        0.00%                        7.18%



(1) Total return is for the period indicated and has not been annualized.
(2) Expense ratios of underlying funds are not included in the expense ratio.
(3) Annualized.
(4) Not annualized



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Robeco-Sage Triton Fund, LLC

                    Notes to Financial Statements (unaudited)
                               September 30, 2004

1. ORGANIZATION

The Robeco-Sage Triton Fund, L.L.C. (the "Fund") was formed in the state of Delaware as a limited liability company. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund is a fund-of-funds. The Fund's investment objective is to achieve long term capital appreciation while attempting to reduce risk and volatility. The Fund intends to accomplish its investment objective by investing its assets primarily in foreign private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. Robeco-Sage Capital Management, L.L.C. serves as the Investment Manager to the Fund. The Fund commenced operations on September 30, 2003.

The Fund may offer, from time to time, to repurchase outstanding Interests pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Fund's Board of Managers (the "Board") in its sole discretion. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Interests no later than March 31, 2005, and thereafter as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (continued) (unaudited)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Fund's Investment Manager under the general supervision of the Board. Such fair value generally represents the Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

C. Fund Expenses

The Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds); placement fees; professional fees, and custody and administrative fees. Prior to March 31, 2004, the Investment Manager had contractually agreed to waive its fees or pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the Fund's expenses at 2.25% per annum of the average monthly net assets. Effective April 1, 2004, the Investment Manager has contractually agreed to waive its fees or pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the Fund's expenses at 1.70% per annum of the average monthly net assets.

D. Income Taxes

The Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (continued) (unaudited)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. Income Taxes (continued)

share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

E. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G. Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Fund pays the Investment Manager quarterly, in arrears, a management fee (the "Management Fee") at the annual rate of 1.50% of the average net assets of the Fund during each calendar quarter (before any repurchases, and after any sale, of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Fund, and for providing various administrative services to the Funds.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Fund. In consideration for such services, the Fund will pay the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and will reimburse the Administrator for certain out-of-pocket expenses.

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (continued) (unaudited)


3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund will pay the Custodian, a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Effective July 1, 2004, each Member of the Board who is not an "interested person" of the Fund as defined by the 1940 Act receives an annual fee of $6,000. Prior thereto, the annual fee was $4,000. Any Board Member who is an "interested person" does not receive any annual or other fee from the Funds. All Board Members are reimbursed by the Fund for reasonable out-of-pocket expenses.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage in the Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of Interest in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (continued) (unaudited)


5. CONCENTRATION OF RISK (continued)

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

Sixty-seven percent of the Members' interests are held by entities that are related to the Investment Manager.

6. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The Fund incurred initial offering costs totaling approximately $116,000 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs have been amortized over the initial twelve-month period which expired on September 30, 2004. These offering costs were subject to the Expense Limitation and Reimbursement Agreement.

Costs incurred in connection with the organization of the Fund were expensed at the commencement of operations and were subject to the Expenses Limitation and Reimbursement Agreement with the Investment Manager.

8.  INVESTMENT TRANSACTIONS

For the six-month period ended September 30, 2004, the Fund had purchases of $9,860,000.

                         Robeco-Sage Triton Fund, L.L.C.

              Notes to Financial Statements (concluded) (unaudited)


9. INVESTMENTS

As of September 30, 2004, the Fund had investments in forty-four Portfolio Funds, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 2 years from initial investment. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

10. SUBSEQUENT EVENT

On November 17, 2004, the Audit Committee of the Board of Managers accepted the resignation of PricewaterhouseCoopers LLP and the Board of Managers and the Audit Committee of the Board of Managers approved Anchin, Block & Anchin, LLP to serve as the new independent accountants of the Fund, and to provide tax compliance services to the Fund, for the fiscal year ending March 31, 2005.

The report on the financial statements audited by PWC for the year ended March 31, 2004 for the Fund did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to the uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PWC would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of such year.

                         Robeco-Sage Triton Fund, L.L.C.

                     SPECIAL MEETING OF MEMBERS (unaudited)


On July 26, 2004, a special meeting of members was held at which the members elected all of the nominated Managers.

The three persons named below will serve as Manager of the Fund until their successors are elected and shall qualify:

NOMINEE                                       FOR                    WITHHELD
-------                                       ---                    --------
Charles S. Crow, III                          100%                      0%
Richard B. Gross                              100%                      0%
Timothy J. Stewart                            100%                      0%

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Robeco-Sage Triton Fund, L.L.C.


By (Signature and Title)*                        /s/ Timothy J. Stewart
                                                 ----------------------
                                                 Timothy J. Stewart
                                                 Principal Executive Officer
Date 11/24/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Timothy J. Stewart
                                                 ----------------------
                                                 Timothy J. Stewart
                                                 Principal Executive Officer
Date 11/24/04


By (Signature and Title)*                        /s/ Nathan Peters
                                                 -----------------
                                                 Nathan Peters
                                                 Principal Financial Officer
Date 11/24/04